FAIR VALUE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
FAIR VALUE [Text Block]

23. FAIR VALUE

Fair values have been determined for measurement and/or disclosure purposes based on the following methods.

The Company characterizes inputs used in determining fair value using a hierarchy that prioritizes inputs depending on the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

•	Level 1: fair value measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•

Level 2: fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•

Level 3: fair value measurements are those derived from valuation techniques that include significant inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of cash and cash equivalents, current accounts and other receivables, and accounts payable and accrued liabilities approximated their fair values because of the short-term nature of these financial instruments. These financial instruments are classified as financial assets and liabilities at amortized cost and are reported at amortized cost.

The carrying values of non-current reclamation deposit and accounts and other receivables approximated their fair values. These financial instruments are classified as financial assets at amortized cost and are reported at amortized cost.

The carrying value of marketable securities was based on the quoted market prices of the shares as at December 31, 2017 and was therefore considered to be Level 1.

The carrying value of the mineral property investments was not based on observable market data and was therefore considered to be Level 3. The initial fair value of the mineral property investments was determined based on attributable pro-rata gold ounces for the Company’s 10% indirect interest in the Duparquet project, which formed part of the identifiable assets from the acquisition of Clifton. Subsequently, the fair value will be reassessed at each period end. Scenarios which may result in a significant change in fair value include, among others, a change in the performance of the investee, a change in the market for the investee’s future products, a change in the performance of comparable entities, a change in the economic environment, or evidence from external transactions in the investee’s equity. As at December 31, 2017, management concluded that there was no significant change in the fair value of the Duparquet gold project investment based on the approach described above.

The following table presents the Company’s fair value hierarchy for financial assets that are measured at fair value:

		December 31, 2017		December 31, 2016
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 3	Carrying value	Level 1	Level 3
Financial assets:
Marketable securities (Note 11)	$4,276,596	$4,276,596	$-	$5,846,627	$5,846,627	$-
Mineral property investments (Note 13)	4,416,780	-	4,416,780	4,416,780	-	4,416,780
Total	$8,693,376	$4,276,596	$4,416,780	$10,263,407	$5,846,627	$4,416,780

None of the Company’s financial liabilities are subsequently measured at fair value after initial recognition.

During the year ended December 31, 2017 there have been no transfers of amounts between Level 1, Level 2, and Level 3 of the fair value hierarchy.

The classification of the financial instruments as well as their carrying values as at December 31, 2017 and 2016 is shown in the table below:

At December 31, 2017
	Amortized	FVTOCI (1)	Amortized	Total
	Cost		Cost
	(Financial		(Financial
	assets)		liabilities)
Financial assets:
Cash and cash equivalents	$15,399,727	$-	$-	$15,399,727
Current accounts and other receivables	25,856	-	-	25,856
Marketable securities	-	4,276,596	-	4,276,596
Mineral property investments	-	4,416,780	-	4,416,780
Reclamation deposit	116,131	-	-	116,131
Total financial assets	$15,541,714	$8,693,376	$-	$24,235,090
Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$1,082,840	$1,082,840

At December 31, 2016
	Amortized	FVTPL (1)	Amortized	Total
	Cost		Cost
	(Financial		(Financial
	assets)		liabilities)
Financial assets:
Cash and cash equivalents	$33,157,447	$-	$-	$33,157,447
Current accounts and other receivables	1,132,024	-	-	1,132,024
Marketable securities	-	5,846,627	-	5,846,627
Mineral property investments	-	4,416,780	-	4,416,780
Reclamation deposit	115,474	-	-	115,474
Total financial assets	$34,404,945	$10,263,407	$-	$44,668,352
Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$769,675	$769,675
Loans payable	-	-	454,819	454,819
Debenture liability	-	-	2,106,371	2,106,371
Total financial liabilities	$-	$-	$3,330,865	$3,330,865

(1)

As of January 1, 2017, upon the early adoption of IFRS 9 Financial Instruments, the Company made an irrevocable election to reclassify marketable securities and mineral property investments fair value remeasurements from FVTPL to FVTOCI.